UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (1,552,805)	$ (2,007,578)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(301,859)	(470,150)
Change in fair value of PIPE Forward Contract Derivative	(170,666)
Changes in operating assets and liabilities:
Prepaid and other current assets	(17,500)	397,231
Accounts payable and accrued expenses	957,989	1,282,429
Advances from related parties	87,037
Income taxes payable		83,026
Net cash used in operating activities	(640,577)	(715,042)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(350,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	59,586
Net cash used in investing activities	(290,414)
Cash Flows from Financing Activities:
Advances from related party	8,000
Proceeds from promissory note - related party	576,500
Proceeds from promissory note	250,000
Financing costs paid - promissory note	(10,000)
Net cash provided by financing activities	824,500
Net Change in Cash	(106,491)	(715,042)
Cash - Beginning of period	106,998	760,012
Cash - End of period	507	$ 44,970
Non-cash investing and financing activities:
Common stock issued from legal settlement	214,200
Financing costs included	60,000
Warrants issued as financing cost	40,130
Common stock issued as financing cost in Note	78,349
Bridge Notes
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative	(123,265)
Changes in operating assets and liabilities:
Accrued interest expense	399,416
Investor Note
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative	(1,697)
Changes in operating assets and liabilities:
Accrued interest expense	$ 82,773